FINANCE RECEIVABLES, NET - Schedule of Future Minimum Lease Receivables (Details)	Mar. 31, 2026 USD ($)
Receivables [Abstract]
2027	$ 64,589
2028	48,332
2029	9,195
2030	839
2031	260
Total	$ 123,215